RECLAMATION BONDS	12 Months Ended
Dec. 31, 2017
Reclamation Bonds
Note 12 - RECLAMATION BONDS

Under the Ministry of Energy, Mines and Petroleum Resources (“MEM”), the Company is required to hold reclamation bonds that cover the estimated future cost to reclaim the ground disturbed.

At December 31, 2017, the Company has secured $713,830 (December 31, 2016 - $108,364, January 1, 2016 - $105,130) to cover estimated future costs related to the future ground disturbance at the Company’s Canadian operations.